10-Q Shareholders’ equity (Details)		3 Months Ended		12 Months Ended
	Jun. 05, 2026	Mar. 31, 2026 vote shares	Mar. 31, 2025 shares	Dec. 31, 2025 vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Subsequent events
Shareholders' equity
Reverse stock split	0.33
Minimum | Mr. Boris Jordan
Shareholders' equity
Threshold ownership percent		5.00%		5.00%
SVS
Shareholders' equity
Number of votes | vote		1		1
Common stock, conversion ratio		1		1
Number of shares repurchased | shares		0	0	0	0	0
SVS | 2018 Long Term Incentive Plan
Shareholders' equity
Number of shares reserved for future issuance | shares		26,049,147		25,749,158	25,001,964	24,457,593
MVS
Shareholders' equity
Number of votes | vote		15		15
Outstanding shares as percent of total shares		12.00%		12.20%	12.50%	12.80%
Voting power as percent to total		67.20%		67.50%	68.20%	68.80%